Stock Warrants and Options (Details) (USD $)	1 Months Ended	12 Months Ended
	May 22, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Warrants and Options [Line Items]
Number of Shares Outstanding - Beginning balance		3,754,800	3,754,800
Number of Shares - Granted		0	0
Number of Shares - Exercised	9,450,000	0	0
Number of Shares - Forfeited		0	0
Number of Shares Outstanding - Ending balance		3,754,800	3,754,800
Number Of Shares - Exercisable		3,754,800	3,292,900
Weighted average fair value of Shares granted during the period		$ 0	$ 0
Shares Outstanding - Weighted-Average Exercise Price - Beginning balance		$ 1.18	$ 1.01
Shares Granted - Weighted-Average Exercise Price		$ 0	$ 0
Shares Exercised - Weighted-Average Exercise Price		$ 0	$ 0
Shares Forfeited - Weighted-Average Exercise Price		$ 0	$ 0
Shares Outstanding - Weighted-Average Exercise Price - Ending balance		$ 0.96	$ 1.18
Shares Exercisable - Weighted-Average Exercise Price		$ 0.96	$ 1.23
Warrant [Member]
Stock Warrants and Options [Line Items]
Number of Shares Outstanding - Beginning balance		2,704,725	923,800
Number of Shares - Granted		773,187	1,820,659
Number of Shares - Exercised	7,682,715	0	(39,733)
Number of Shares - Forfeited		0	0
Number of Shares Outstanding - Ending balance		3,477,912	2,704,725
Number Of Shares - Exercisable		3,477,912	2,704,725
Weighted average fair value of Shares granted during the period		$ 1.51	$ 1.16
Shares Outstanding - Weighted-Average Exercise Price - Beginning balance		$ 1.81	$ 1.81
Shares Granted - Weighted-Average Exercise Price		$ 1.21	$ 1.33
Shares Exercised - Weighted-Average Exercise Price		$ 0	$ 0.025
Shares Forfeited - Weighted-Average Exercise Price		$ 0	$ 0
Shares Outstanding - Weighted-Average Exercise Price - Ending balance		$ 1.45	$ 1.81
Shares Exercisable - Weighted-Average Exercise Price		$ 1.45	$ 1.51